Quarterly Holdings Report
for

Fidelity Managed Retirement 2020 Fund℠

October 31, 2019

RW38-QTLY-1219
1.867283.112

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.9%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	4,794	$49,712
Fidelity Series Blue Chip Growth Fund (a)	6,291	87,318
Fidelity Series Commodity Strategy Fund (a)	40,223	188,245
Fidelity Series Growth Company Fund (a)	9,859	175,688
Fidelity Series Intrinsic Opportunities Fund (a)	13,133	211,440
Fidelity Series Large Cap Stock Fund (a)	12,473	187,470
Fidelity Series Large Cap Value Index Fund (a)	4,008	53,109
Fidelity Series Opportunistic Insights Fund (a)	5,232	96,785
Fidelity Series Small Cap Discovery Fund (a)	2,135	24,600
Fidelity Series Small Cap Opportunities Fund (a)	5,777	76,426
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,429	144,009
Fidelity Series Value Discovery Fund (a)	7,739	102,385
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,349,737)		1,397,187

International Equity Funds - 20.1%
Fidelity Series Canada Fund (a)	2,722	29,647
Fidelity Series Emerging Markets Fund (a)	4,029	38,195
Fidelity Series Emerging Markets Opportunities Fund (a)	17,609	341,438
Fidelity Series International Growth Fund (a)	15,964	272,504
Fidelity Series International Small Cap Fund (a)	3,641	60,837
Fidelity Series International Value Fund (a)	27,415	269,220
Fidelity Series Overseas Fund (a)	7,046	71,866
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,035,100)		1,083,707

Bond Funds - 43.3%
Fidelity Series Corporate Bond Fund (a)	31,878	342,686
Fidelity Series Emerging Markets Debt Fund (a)	3,912	36,893
Fidelity Series Floating Rate High Income Fund (a)	860	7,914
Fidelity Series Government Bond Index Fund (a)	44,345	470,052
Fidelity Series High Income Fund (a)	4,257	40,271
Fidelity Series Inflation-Protected Bond Index Fund (a)	43,801	441,956
Fidelity Series International Credit Fund (a)	187	1,952
Fidelity Series Investment Grade Bond Fund (a)	42,400	492,693
Fidelity Series Investment Grade Securitized Fund (a)	32,579	337,841
Fidelity Series Long-Term Treasury Bond Index Fund (a)	14,279	141,074
Fidelity Series Real Estate Income Fund (a)	2,296	25,987
TOTAL BOND FUNDS
(Cost $2,258,162)		2,339,319

Short-Term Funds - 10.7%
Fidelity Series Government Money Market Fund 1.89% (a)(b)	115,977	115,977
Fidelity Series Short-Term Credit Fund (a)	11,513	116,165
Fidelity Series Treasury Bill Index Fund (a)	34,752	347,865
TOTAL SHORT-TERM FUNDS
(Cost $578,018)		580,007
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,221,017)		5,400,220
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,001)
NET ASSETS - 100%		$5,398,219

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$46,035	$8,902	$6,306	$--	$30	$1,051	$49,712
Fidelity Series Blue Chip Growth Fund	80,030	23,693	7,062	8,739	(516)	(8,827)	87,318
Fidelity Series Canada Fund	25,829	4,857	1,062	--	(34)	57	29,647
Fidelity Series Commodity Strategy Fund	161,366	34,858	8,807	1,600	(216)	1,044	188,245
Fidelity Series Corporate Bond Fund	276,974	70,948	11,213	3,472	102	5,875	342,686
Fidelity Series Emerging Markets Debt Fund	33,070	6,513	1,335	530	(40)	(1,315)	36,893
Fidelity Series Emerging Markets Fund	29,788	9,388	1,251	--	(72)	342	38,195
Fidelity Series Emerging Markets Opportunities Fund	263,325	78,076	11,236	--	(537)	11,810	341,438
Fidelity Series Floating Rate High Income Fund	6,905	1,392	282	111	(1)	(100)	7,914
Fidelity Series Government Bond Index Fund	379,794	99,200	15,405	3,638	160	6,303	470,052
Fidelity Series Government Money Market Fund 1.89%	107,728	23,676	15,427	613	--	--	115,977
Fidelity Series Growth Company Fund	161,023	31,070	18,546	--	51	2,090	175,688
Fidelity Series High Income Fund	34,753	7,066	1,429	655	(10)	(109)	40,271
Fidelity Series Inflation-Protected Bond Index Fund	314,339	138,121	12,708	346	78	2,126	441,956
Fidelity Series International Credit Fund	1,904	13	--	13	--	24	1,952
Fidelity Series International Growth Fund	233,125	41,497	15,419	--	(9)	13,310	272,504
Fidelity Series International Small Cap Fund	50,720	9,473	2,100	--	(54)	2,798	60,837
Fidelity Series International Value Fund	221,500	45,284	9,216	--	(343)	11,995	269,220
Fidelity Series Intrinsic Opportunities Fund	196,570	49,005	30,045	8,780	(641)	(3,449)	211,440
Fidelity Series Investment Grade Bond Fund	404,292	98,238	16,355	3,436	201	6,317	492,693
Fidelity Series Investment Grade Securitized Fund	286,623	67,257	16,267	3,948	44	184	337,841
Fidelity Series Large Cap Stock Fund	172,457	39,726	24,776	6,356	(358)	421	187,470
Fidelity Series Large Cap Value Index Fund	49,304	9,586	6,882	--	9	1,092	53,109
Fidelity Series Long-Term Treasury Bond Index Fund	193,779	35,386	99,688	1,147	10,317	1,280	141,074
Fidelity Series Opportunistic Insights Fund	88,457	16,654	7,570	--	(60)	(696)	96,785
Fidelity Series Overseas Fund	19,539	49,627	--	--	--	2,700	71,866
Fidelity Series Real Estate Income Fund	22,038	4,580	887	564	11	245	25,987
Fidelity Series Short-Term Credit Fund	107,744	23,169	15,321	789	35	538	116,165
Fidelity Series Small Cap Discovery Fund	23,734	3,593	3,407	--	51	629	24,600
Fidelity Series Small Cap Opportunities Fund	72,226	17,567	8,922	4,790	(263)	(4,182)	76,426
Fidelity Series Stock Selector Large Cap Value Fund	133,049	25,695	17,333	--	(43)	2,641	144,009
Fidelity Series Treasury Bill Index Fund	323,064	69,777	45,680	1,530	42	662	347,865
Fidelity Series Value Discovery Fund	94,984	18,150	12,343	--	46	1,548	102,385
	$4,616,068	$1,162,037	$444,280	$51,057	$7,980	$58,404	$5,400,220

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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